SCHEDULE OF INVESTMENTS
Ivy Apollo Strategic Income Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada
Energy – 0.0%
Bellatrix Exploration Ltd.(A)	98	$67

Health Care – 0.0%
Advanz Pharma Corp.(A)	7	117

Total Canada - 0.0%		$184

Hong Kong
Consumer Discretionary – 0.2%
Studio City International Holdings Ltd.(A)(B)	46	918

Total Hong Kong - 0.2%		$918

Netherlands
Communication Services – 0.0%
Altice N.V., Class A(A)	11	38

Total Netherlands - 0.0%		$38

United States
Communication Services – 0.0%
Altice USA, Inc., Class A(A)	2	56

Consumer Discretionary – 0.1%
Laureate Education, Inc., Class A(A)	20	310
True Religion Apparel, Inc.(A)(C)	1	—	*

		310

Energy – 0.0%
Westmoreland Coal Co.(A)(C)	7	105

Total United States – 0.1%		$471

TOTAL COMMON STOCKS – 0.3%		$1,611

(Cost: $1,297)

INVESTMENT FUNDS
United States – 0.7%
iShares iBoxx $ High Yield Corporate Bond ETF	39	3,360

TOTAL INVESTMENT FUNDS – 0.7%		$3,360

(Cost: $3,282)

PREFERRED STOCKS
United States
Consumer Staples – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(C)(D)	389	31

Energy – 0.3%
Targa Resources Corp., 9.500%(A)(D)	1	1,576

Total United States – 0.3%		$1,607

TOTAL PREFERRED STOCKS – 0.3%		$1,607

(Cost: $1,801)

WARRANTS
United States – 0.0%
Ultra Resources, Inc., expires 7-14-25, Expires 7-14-25I	4	—	*

TOTAL WARRANTS – 0.0%		$—	*
(Cost: $1)

ASSET-BACKED SECURITIES	Principal
Cayman Islands – 1.3%
Dryden Senior Loan Fund, Series 2018-71A, Class D (3-Month U.S. LIBOR plus 390 bps) 6.593%, 1-15-29(F)(G)	$500	499
Eaton Vance CDO Ltd., Series 2013-1A, Class CR (3-Month U.S. LIBOR plus 425 bps) 6.847%, 1-15-28(F)(G)	3,385	3,378
Northwoods Capital XI-B Ltd. And Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps) 5.935%, 11-13-31(F)(G)	800	776
OZLM Ltd., Series 2014-9A, Class DRR (3-Month U.S. LIBOR plus 612 bps) 8.712%, 10-20-31(F)(G)	500	480
Race Point CLO Ltd., Series 2013-8A, Class DR (3-Month U.S. LIBOR plus 380 bps) 6.320%, 2-20-30(F)(G)	500	498
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps) 6.492%, 10-20-30(F)(G)	250	245
Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps) 6.842%, 1-20-29(F)(G)	500	499

		6,375

United States – 0.9%
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps) 6.097%, 7-15-26(F)(G)	400	399
Anchorage Credit Funding Ltd., Series 2015-2A, Class D 7.300%, 1-25-31(F)	400	400

Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps) 10.342%, 7-20-28(G)	1,350	1,329
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps) 9.042%, 7-23-31(F)(G)	750	705
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps) 6.080%, 10-25-30(F)(G)	1,000	945
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps) 8.492%, 7-20-31(F)(G)	500	448

		4,226

TOTAL ASSET-BACKED SECURITIES – 2.2%		$10,601

(Cost: $10,738)

CORPORATE DEBT SECURITIES
Argentina
Energy – 0.2%
Pampa Energia S.A. 7.500%, 1-24-27(B)(F)	1,200	1,110

Industrials – 0.1%
Aeropuertos Argentina 2000 S.A. 6.875%, 2-1-27(F)	605	591

Total Argentina – 0.3%		$1,701

Australia
Financials – 0.3%
Australia and New Zealand Banking Group Ltd. 4.500%, 3-19-24(F)	1,500	1,587

Utilities – 0.3%
Ausgrid Finance Pty Ltd. 3.850%, 5-1-23(F)	1,400	1,452

Total Australia – 0.6%		$3,039

Austria
Consumer Staples – 0.4%
JBS Investments II GmbH (GTD by JBS S.A.):
7.000%, 1-15-26(F)	1,500	1,625
7.000%, 1-15-26	400	433

		2,058

Materials – 0.7%
Bahia Sul Holdings GmbH 5.750%, 7-14-26(F)	2,000	2,185
Klabin Austria GmbH 5.750%, 4-3-29(B)(F)	1,200	1,280

		3,465

Total Austria – 1.1%		$5,523

Bermuda
Consumer Staples – 0.2%
Bacardi Ltd. 4.450%, 5-15-25(F)	1,100	1,169

Total Bermuda – 0.2%		$1,169

Brazil
Communication Services – 0.0%
Globo Comunicacoes e Participacoes S.A. 4.843%, 6-8-25	200	205

Consumer Staples – 0.4%
Cosan Ltd. 5.950%, 9-20-24(F)	1,725	1,801

Materials – 0.7%
Fibria Overseas Finance Ltd.:
5.250%, 5-12-24	800	850
4.000%, 1-14-25	850	856
Nexa Resources S.A. 5.375%, 5-4-27	200	210
Suzano Austria GmbH 6.000%, 1-15-29(F)	400	436
Vale Overseas Ltd. 6.250%, 8-10-26	1,025	1,164

		3,516

Utilities – 0.2%
Aegea Finance S.a.r.l. 5.750%, 10-10-24(F)	1,000	1,032

Total Brazil – 1.3%		$6,554

British Virgin Islands
Materials – 0.2%
Gerdau Trade, Inc. (GTD by Gerdau S.A., Gerdau Acominas S.A., Gerdau Acos Longos S.A. and Gerdau Acos Especiais S.A.) 4.875%, 10-24-27	200	209
Gold Fields Orogen Holding Ltd. 6.125%, 5-15-29(F)	200	220

		429

Total British Virgin Islands – 0.2%		$429

Canada
Communication Services – 0.1%
Quebecor Media, Inc. 5.750%, 1-15-23	255	273

Consumer Discretionary – 0.2%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc. 5.000%, 10-15-25(F)	373	376
Gateway Casinos & Entertainment Ltd. 8.250%, 3-1-24(F)	562	592
Panther BF Aggregator 2 L.P. 6.250%, 5-15-26(F)	119	124

		1,092

Energy – 0.7%
Seven Generations Energy Ltd.:
6.750%, 5-1-23(F)	1,257	1,279
5.375%, 9-30-25(F)	480	462
TransCanada PipeLines Ltd.:
3.800%, 10-1-20	1,000	1,016
4.250%, 5-15-28	900	972

		3,729

Financials – 0.4%
Royal Bank of Canada:
3.700%, 10-5-23	750	790
4.650%, 1-27-26	550	600
Tervita Escrow Corp. 7.625%, 12-1-21(F)	244	248

		1,638

Health Care – 0.0%
Advanz Pharma Corp. 8.000%, 9-6-24	81	79

Industrials – 0.4%
GFL Environmental, Inc.:
5.625%, 5-1-22(F)	155	156
5.375%, 3-1-23(F)	858	850
7.000%, 6-1-26(F)	730	747
8.500%, 5-1-27(F)	168	181

		1,934

Information Technology – 0.4%
Kronos Acquisition Holdings, Inc. 9.000%, 8-15-23(F)	1,909	1,678
Open Text Corp. 5.625%, 1-15-23(F)	531	546

		2,224

Materials – 0.4%
First Quantum Minerals Ltd.:
7.250%, 5-15-22(B)(F)	600	595
6.500%, 3-1-24(F)	650	608
HudBay Minerals, Inc.:
7.250%, 1-15-23(F)	68	70
7.625%, 1-15-25(F)	102	105
NOVA Chemicals Corp.:
4.875%, 6-1-24(F)	661	684
5.250%, 6-1-27(F)	265	282

		2,344

Total Canada – 2.6%		$13,313

Cayman Islands
Communication Services – 0.5%
CK Hutchison International (16) Ltd. 1.875%, 10-3-21(F)	2,000	1,974
Sable International Finance Ltd. 6.875%, 8-1-22(F)	400	415

		2,389

Financials – 0.2%
Banco do Brasil S.A. 6.000%, 1-22-20(F)	1,000	1,018

Industrials – 0.6%
Guanay Finance Ltd. 6.000%, 12-15-20	932	943
LATAM Finance Ltd. 6.875%, 4-11-24(F)	2,000	2,077

		3,020

Materials – 0.4%
Braskem Finance Ltd. (GTD by Braskem S.A.) 5.750%, 4-15-21(F)	1,800	1,875

Total Cayman Islands – 1.7%		$8,302

Chile
Financials – 0.2%
Banco Santander Chile 2.500%, 12-15-20(F)	1,250	1,252

Utilities – 0.2%
Enel Chile S.A. 4.875%, 6-12-28	840	918

Total Chile – 0.4%		$2,170

China
Communication Services – 0.4%
Tencent Holdings Ltd. 2.985%, 1-19-23(F)	1,000	1,008
Weibo Corp. 3.500%, 7-5-24	900	904

		1,912

Consumer Discretionary – 0.5%
Alibaba Group Holding Ltd.:
2.800%, 6-6-23	900	910
3.400%, 12-6-27	1,500	1,523

		2,433

Energy – 0.2%
Sinopec Group Overseas Development (2018) Ltd. 4.125%, 9-12-25(F)	800	853

Real Estate – 0.1%
Country Garden Holdings Co. Ltd. 7.125%, 1-27-22	200	211

Total China – 1.2%		$5,409

Columbia
Financials – 0.3%
Banco de Bogota S.A. 5.375%, 2-19-23(F)	1,300	1,371

Total Columbia – 0.3%			$1,371

Denmark
Financials – 0.3%
Danske Bank A.S.:
5.000%, 1-12-22(F)		700	732
2.700%, 3-2-22(F)		800	802

			1,534

Total Denmark – 0.3%			$1,534

France
Communication Services – 0.8%
Altice France S.A.:
7.375%, 5-1-26(F)		1,194	1,224
8.125%, 2-1-27(F)		1,300	1,365
Orange S.A. 1.625%, 11-3-19		1,500	1,495

			4,084

Consumer Discretionary – 0.1%
Klesia Prevoyance 5.375%, 12-8-26(H)	EUR	300	360

Consumer Staples – 0.5%
Danone S.A. 3.000%, 6-15-22(F)		$900	916
Pernod Ricard S.A. 4.450%, 1-15-22(F)		1,500	1,569

			2,485

Financials – 0.5%
BNP Paribas S.A. 7.625%, 12-29-49(F)		1,800	1,906
Humanis Prevoyance 5.750%, 10-22-25(H)	EUR	300	353

			2,259

Total France – 1.9%			$9,188

Hong Kong
Financials – 0.1%
Bangkok Bank Public Co. Ltd. 4.050%, 3-19-24(F)		$600	632

Real Estate – 0.0%
Shimao Property Holdings Ltd. 6.375%, 10-15-21		200	210

Total Hong Kong – 0.1%			$842

India
Industrials – 0.4%
Adani Ports and Special Economic Zone Ltd. 3.500%, 7-29-20(F)		2,200	2,213

Materials – 0.2%
Vedanta Resources plc 6.375%, 7-30-22(B)(F)		900	886

Utilities – 0.2%
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. And Prayatna Developers Private Ltd. 6.250%, 12-10-24(F)		900	919

Total India – 0.8%			$4,018

Indonesia
Energy – 0.0%
PT Pertamina (Persero) 5.625%, 5-20-43	200	220

Utilities – 0.2%
Perusahaan Listrik Negara 5.450%, 5-21-28(F)	700	775

Total Indonesia – 0.2%		$995

Ireland
Real Estate – 0.2%
Avolon Holdings Funding Ltd. 5.250%, 5-15-24(F)	273	291
Park Aerospace Holdings Ltd. 4.500%, 3-15-23(F)	430	445

		736

Total Ireland – 0.2%		$736

Isle Of Man
Consumer Discretionary – 0.3%
GOHL Capital Ltd. 4.250%, 1-24-27	1,300	1,338

Total Isle Of Man – 0.3%		$1,338

Israel
Utilities – 0.0%
Israel Electric Corp. Ltd. 5.000%, 11-12-24	200	217

Total Israel – 0.0%		$217

Jamaica
Communication Services – 0.1%
Digicel Group Ltd.:
8.250%, 9-30-22(F)	195	42
8.250%, 12-30-22(F)	205	113
Digicel Group Ltd. (7.125% Cash or 2.000% PIK) 9.125%, 4-1-24(F)(I)	248	51
Digicel Ltd. 6.750%, 3-1-23(F)	400	224

		430

Total Jamaica – 0.1%		$430

Japan
Consumer Staples – 0.3%
Suntory Holdings Ltd. 2.550%, 9-29-19(F)	1,325	1,324

Financials – 0.6%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7-25-27	600	619
Mizuho Financial Group, Inc. 3.170%, 9-11-27	600	614
Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7-19-23	1,240	1,301
3.936%, 10-16-23	900	954

		3,488

Total Japan – 0.9%		$4,812

Luxembourg
Communication Services – 1.4%
Altice Financing S.A.:
6.625%, 2-15-23(F)	263	270

7.500%, 5-15-26(F)		1,672	1,680
Altice Luxembourg S.A. 10.500%, 5-15-27(F)		1,997	2,052
Altice S.A.:
7.750%, 5-15-22(F)		556	565
7.250%, 5-15-22(F)(H)	EUR	54	63
7.625%, 2-15-25(F)		$1,231	1,158
6.250%, 2-15-25(F)(H)	EUR	250	282
Intelsat Jackson Holdings S.A. 9.500%, 9-30-22(F)		$814	950
Millicom International Cellular S.A. 6.250%, 3-25-29(F)		200	215

			7,235

Consumer Discretionary – 0.1%
Nielsen Co. (Luxembourg) S.a.r.l. (The) 5.500%, 10-1-21(F)		500	502

Consumer Staples – 0.2%
Minerva Luxembourg S.A. 5.875%, 1-19-28(F)		1,200	1,200

Energy – 0.1%
Gazprom OAO Via Gaz Capital S.A. 7.288%, 8-16-37		200	252
Offshore Drilling Holding S.A. 8.375%, 9-20-20(F)(J)		1,600	552

			804

Financials – 0.0%
ALROSA Finance S.A. 4.650%, 4-9-24(F)		200	207
Cosan Luxembourg S.A. 7.000%, 1-20-27(F)		200	218
Rede D’Or Finance S.a.r.l. 4.950%, 1-17-28		200	198

			623

Industrials – 0.7%
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 5-1-20		1,500	1,501
Rumo Luxembourg S.a.r.l. 7.375%, 2-9-24(F)		1,750	1,889

			3,390

Information Technology – 0.3%
Atento Luxco 1 S.A. 6.125%, 8-10-22(F)		1,525	1,534

Materials – 0.1%
ARD Finance S.A. (7.125% Cash or 7.875% PIK) 7.125%, 9-15-23(I)		200	204
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK) 8.750%, 1-31-23(B)(F)(I)		437	440

			644

Total Luxembourg – 2.9%		$15,932

Macau
Consumer Discretionary – 0.2%
Sands China Ltd. 5.125%, 8-8-25	600	643
Wynn Macau Ltd.:
4.875%, 10-1-24(F)	200	196
5.500%, 10-1-27(F)	446	434

		1,273

Total Macau – 0.2%		$1,273

Mauritius
Communication Services – 0.0%
MTN (Mauritius) Investments Ltd. 4.755%, 11-11-24	200	200

Total Mauritius – 0.0%		$200

Mexico
Communication Services – 0.1%
Axtel S.A.B. de C.V. 6.375%, 11-14-24(F)	650	662

Consumer Discretionary – 0.0%
Nemak S.A.B. de C.V. 4.750%, 1-23-25	200	203

Consumer Staples – 0.5%
Grupo Bimbo S.A.B. de C.V.:
4.875%, 6-30-20(F)	350	357
4.500%, 1-25-22(F)	1,250	1,293
Kimberly-Clark de Mexico 3.800%, 4-8-24(F)	1,000	1,001

		2,651

Energy – 0.4%
Petroleos Mexicanos 3.500%, 1-30-23	1,900	1,803

Financials – 0.7%
Banco Santander (Mexico) S.A. 5.950%, 10-1-28(F)	350	370
Banco Santander S.A. 4.125%, 11-9-22(F)	2,350	2,411
Nacional Financiera SNC 3.375%, 11-5-20(F)	750	751

		3,532

Industrials – 0.3%
Alfa S.A.B. de C.V. 5.250%, 3-25-24(F)	1,400	1,493

Materials – 0.8%
CEMEX S.A.B. de C.V.:
5.700%, 1-11-25	200	208
7.750%, 4-16-26(F)	550	605
Elementia S.A.B. de C.V. 5.500%, 1-15-25(F)	1,000	962
Grupo Cementos de Chihuahua S.A.B. de C.V. 5.250%, 6-23-24(F)	2,146	2,180

		3,955

Real Estate – 0.0%
Fibra Uno Administracion S.A. de C.V. 5.250%, 1-30-26	200	209

Total Mexico – 2.8%		$14,508

Netherlands
Communication Services – 0.5%
Clear Channel International B.V. 8.750%, 12-15-20(F)		107	109
Myriad International Holdings B.V. 6.000%, 7-18-20(F)		350	360
VTR Finance B.V. 6.875%, 1-15-24(F)		1,973	2,042

			2,511

Consumer Staples – 0.2%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. And Marfrig Holdings (Europe) B.V.) 7.000%, 3-15-24(F)		650	678
Marfrig Holdings (Europe) B.V. 8.000%, 6-8-23(F)		650	677

			1,355

Energy – 0.1%
Minejesa Capital B.V. 4.625%, 8-10-30		200	202
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.) 5.999%, 1-27-28		400	425

			627

Financials – 0.7%
Aegon N.V. 4.000%, 4-25-44(H)	EUR	200	249
ASR Nederland N.V. 5.125%, 9-29-45(H)		100	133
Cooperatieve Rabobank U.A. 3.875%, 2-8-22		$625	650
Enel Finance International N.V. 4.625%, 9-14-25(F)		1,450	1,556
Syngenta Finance N.V. 5.182%, 4-24-28(F)		725	754

			3,342

Health Care – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7-21-23		600	520
6.750%, 3-1-28		600	554
4.100%, 10-1-46		800	544

			1,618

Materials – 0.5%
Constellium N.V.:
5.750%, 5-15-24(F)		1,000	1,023
6.625%, 3-1-25(F)		1,081	1,122

5.875%, 2-15-26(F)	449	461

		2,606

Total Netherlands – 2.3%		$12,059

Nigeria
Financials – 0.2%
Africa Finance Corp. 4.375%, 4-17-26(F)	900	929

Total Nigeria – 0.2%		$929

Norway
Energy – 0.5%
Aker BP ASA:
6.000%, 7-1-22(F)	1,500	1,545
4.750%, 6-15-24(F)	900	928

		2,473

Total Norway – 0.5%		$2,473

Panama
Financials – 0.3%
Banco de Credito del Peru 2.250%, 10-25-19(F)	500	499
Banco Latinoamericano de Comercio Exterior S.A. 3.250%, 5-7-20(F)	1,000	1,003

		1,502

Total Panama – 0.3%		$1,502

Peru
Financials – 0.2%
Banco de Credito del Peru 4.250%, 4-1-23(B)(F)	550	575
Corporacion Financiera de Desarrolla S.A. 4.750%, 2-8-22(F)	550	577

		1,152

Materials – 0.1%
Southern Copper Corp. 5.250%, 11-8-42	200	219

Utilities – 0.2%
Fenix Power Peru S.A. 4.317%, 9-20-27(B)	761	764

Total Peru – 0.5%		$2,135

Qatar
Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 9-30-20(F)	381	388

Total Qatar – 0.1%		$388

Russia
Materials – 0.0%
EVRAZ plc 5.250%, 4-2-24(F)	200	208

Total Russia – 0.0%		$208

Saint Lucia
Communication Services – 0.3%
Digicel International Finance Ltd. 8.750%, 5-25-24(B)(F)	1,447	1,367

Total Saint Lucia – 0.3%		$1,367

South Africa
Utilities – 0.0%
Eskom Holdings SOC Ltd. (GTD by Government of the Republic of South Africa) 6.350%, 8-10-28		200	216

Total South Africa – 0.0%			$216

South Korea
Communication Services – 0.1%
SK Telecom Co. Ltd. 3.750%, 4-16-23(F)		500	519

Financials – 0.6%
Hyundai Capital Services, Inc. 3.750%, 3-5-23(F)		1,200	1,235
Kookmin Bank 2.125%, 10-21-20(F)		750	747
Woori Bank 2.625%, 7-20-21(F)		750	751

			2,733

Total South Korea – 0.7%			$3,252

Spain
Consumer Discretionary – 0.0%
Tasty Bondco 1 S.A. 6.250%, 5-15-26(F)(H)	EUR	180	216

Financials – 0.4%
Banco Santander S.A. 2.706%, 6-27-24		$2,000	2,004
Mapfre S.A. 4.375%, 3-31-47(H)	EUR	100	128

			2,132

Total Spain – 0.4%			$2,348

Switzerland
Financials – 0.1%
Credit Suisse Group AG 4.282%, 1-9-28(F)		$700	738

Total Switzerland – 0.1%			$738

Turkey
Consumer Discretionary – 0.1%
Turkiye 5is eve Cam Fabrikalari A.S. 6.950%, 3-14-26(F)		200	201

Energy – 0.0%
Turkiye Petrol Rafinerileri A.S. 4.500%, 10-18-24		200	182

Industrials – 0.3%
Koc Holding A.S.:
5.250%, 3-15-23		200	196
6.500%, 3-11-25(F)		1,200	1,196

			1,392

Total Turkey – 0.4%			$1,775

United Arab Emirates
Energy – 0.3%
Abu Dhabi National Energy Co. 4.375%, 4-23-25(F)		1,400	1,482

Financials – 0.5%
DAE Funding LLC:
5.750%, 11-15-23(F)		540	567

5.000%, 8-1-24(F)		947	986
ICICI Bank Ltd. 4.000%, 3-18-26(F)		1,200	1,222

			2,775

Industrials – 0.1%
DP World Ltd. 6.850%, 7-2-37		200	251

Total United Arab Emirates – 0.9%			$4,508

United Kingdom
Consumer Staples – 0.4%
Imperial Tobacco Finance plc 3.750%, 7-21-22(F)		1,500	1,544
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. And Marfrig Holdings (Europe) B.V.) 6.875%, 1-19-25		200	209

			1,753

Energy – 0.2%
EG Global Finance plc 4.375%, 2-7-25(F)(H)	EUR	186	211
Ensco plc 7.750%, 2-1-26		$480	358
KCA Deutag UK Finance plc 7.250%, 5-15-21(F)		1,000	752

			1,321

Financials – 1.1%
ANZ New Zealand International Ltd. 3.450%, 1-21-28(F)		500	517
Barclays plc 4.337%, 1-10-28		700	717
HSBC Holdings plc 4.583%, 6-19-29		800	874
RL Finance Bonds No. 2 plc 6.125%, 11-30-43(H)	GBP	100	143
Royal Bank of Scotland Group plc (The) 6.000%, 12-19-23		$900	980
Scottish Widows Ltd. 5.500%, 6-16-23(H)	GBP	100	142
State Bank of India 4.375%, 1-24-24(F)		$2,500	2,612

			5,985

Materials – 0.1%
Vedanta Resources plc 8.000%, 4-23-23(F)		800	811

Total United Kingdom – 1.8%			$9,870

United States
Communication Services – 3.9%
Altice U.S. Finance I Corp.:
5.375%, 7-15-23(F)		484	498
5.500%, 5-15-26(F)		600	629
Block Communications, Inc. 6.875%, 2-15-25(F)		31	32

CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26(F)	1,700	1,779
5.000%, 2-1-28(F)	1,115	1,139
5.375%, 6-1-29(B)(F)	881	909
Clear Channel Worldwide Holdings, Inc. 9.250%, 2-15-24(F)	830	901
Consolidated Communications Finance II Co. 6.500%, 10-1-22	164	153
CSC Holdings LLC 5.375%, 2-1-28(F)	960	997
DISH DBS Corp.:
5.875%, 7-15-22	1,000	1,015
5.875%, 11-15-24	379	359
7.750%, 7-1-26	620	607
E.W. Scripps Co. 5.125%, 5-15-25(F)	66	63
Frontier Communications Corp.:
6.875%, 1-15-25	1,122	628
11.000%, 9-15-25	1,751	1,086
8.500%, 4-1-26(F)	1,542	1,496
8.000%, 4-1-27(F)	1,783	1,854
GCI, Inc. 6.875%, 4-15-25	1,075	1,121
MDC Partners, Inc. 6.500%, 5-1-24(F)	908	834
Neptune Finco Corp. 6.625%, 10-15-25(F)	225	241
Nexstar Escrow Corp. 5.625%, 8-1-24(F)	159	165
Nexstar Escrow, Inc. 5.625%, 7-15-27(F)	495	507
Outfront Media Capital LLC and Outfront Media Capital Corp. 5.625%, 2-15-24	400	412
West Corp. 8.500%, 10-15-25(F)	2,969	2,598

		20,023

Consumer Discretionary – 3.6%
Adient U.S. LLC 7.000%, 5-15-26(F)	48	49
Allison Transmission, Inc. 5.000%, 10-1-24(F)	178	182
Boyne USA, Inc. 7.250%, 5-1-25(F)	476	515
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC 5.375%, 4-15-27	405	420
Cumberland Farms, Inc. 6.750%, 5-1-25(F)	357	379
Everi Payments, Inc. 7.500%, 12-15-25(F)	851	889

Golden Nugget, Inc. 6.750%, 10-15-24(F)	1,042	1,073
K Hovnanian Enterprises, Inc. 10.000%, 7-15-22(F)	989	833
Laureate Education, Inc. 8.250%, 5-1-25(F)	2,838	3,100
Lennar Corp. 4.125%, 1-15-22	233	239
Marriott Ownership Resorts, Inc. 6.500%, 9-15-26	519	557
Mattel, Inc. 6.750%, 12-31-25(F)	831	855
Nielsen Finance LLC and Nielsen Finance Co. 5.000%, 4-15-22(F)	172	172
Party City Holdings, Inc. 6.625%, 8-1-26(B)(F)	368	357
Penske Automotive Group, Inc. 5.500%, 5-15-26	153	159
Scientific Games International, Inc. (GTD by Scientific Games Corp.) 5.000%, 10-15-25(F)	532	537
Service Corp. International 5.125%, 6-1-29	341	359
Sonic Automotive, Inc.:
5.000%, 5-15-23	815	822
6.125%, 3-15-27	213	209
Staples, Inc.:
7.500%, 4-15-26(F)	3,000	2,982
10.750%, 4-15-27(F)	1,800	1,791
VOC Escrow Ltd. 5.000%, 2-15-28(F)	89	90
Volkswagen Group of America, Inc. 4.250%, 11-13-23(F)	1,300	1,368

		17,937

Consumer Staples – 3.6%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 4.000%, 4-13-28	1,150	1,238
Bunge Ltd. Finance Corp. 3.500%, 11-24-20	3,795	3,830
First Quality Finance Co., Inc. 5.000%, 7-1-25(F)	710	715
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(F)	1,014	1,043
5.750%, 6-15-25(F)	1,017	1,058
JBS USA Lux S.A. and JBS USA Finance, Inc. 6.750%, 2-15-28(F)	1,491	1,619

JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.) 6.500%, 4-15-29(F)	360	391
Keurig Dr Pepper, Inc. 4.597%, 5-25-28	1,075	1,176
NBM U.S. Holdings, Inc. 7.000%, 5-14-26(F)	200	210
Performance Food Group, Inc. 5.500%, 6-1-24(F)	618	631
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(F)	170	173
5.875%, 9-30-27(F)	636	659
Post Holdings, Inc.:
5.500%, 3-1-25(F)	146	151
5.000%, 8-15-26(F)	289	293
5.750%, 3-1-27(F)	1,185	1,223
Reynolds American, Inc. 4.450%, 6-12-25	1,000	1,060
Simmons Foods, Inc.:
7.750%, 1-15-24(F)	314	338
5.750%, 11-1-24(F)	2,098	1,909
U.S. Foods, Inc. 5.875%, 6-15-24(F)	694	713

		18,430

Energy – 2.2%
Bellatrix Exploration Ltd. 8.500%, 9-11-23	228	231
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK) 9.500%, 12-15-23(I)	249	253
Brand Energy & Infrastructure Services, Inc. 8.500%, 7-15-25(F)	632	573
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	200	202
6.375%, 7-1-26	246	247
Chesapeake Energy Corp.:
7.000%, 10-1-24(B)	866	777
8.000%, 1-15-25(B)	74	69
Comstock Escrow Corp. 9.750%, 8-15-26	2,082	1,598
Crownrock L.P. 5.625%, 10-15-25(F)	1,441	1,441
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(F)	513	532
5.750%, 1-30-28(F)	347	365
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(F)	235	54
8.000%, 2-15-25(F)	248	54
7.750%, 5-15-26(F)	367	328
Extraction Oil & Gas, Inc. 5.625%, 2-1-26(F)	652	526

Laredo Petroleum, Inc. 6.250%, 3-15-23(B)	185	172
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc. 10.625%, 5-1-24(F)	790	738
Moss Creek Resources Holdings, Inc. 7.500%, 1-15-26(F)	981	836
Nine Energy Service, Inc. 8.750%, 11-1-23(F)	375	366
QEP Resources, Inc. 5.625%, 3-1-26	309	290
Reliance Holding USA, Inc. 4.500%, 10-19-20(F)	500	511
Sanchez Energy Corp. 7.250%, 2-15-23(B)(F)	122	92
SESI LLC 7.125%, 12-15-21	159	111
Ultra Resources, Inc. (9.000% Cash or 2.000% PIK) 11.000%, 7-12-24(I)	186	71
WildHorse Resource Development Corp. 6.875%, 2-1-25	119	112

		10,549

Financials – 6.9%
Amwins Group, Inc. 7.750%, 7-1-26(F)	607	628
Bank of America Corp. 3.593%, 7-21-28	1,200	1,251
BBVA Bancomer S.A.:
6.500%, 3-10-21(F)	1,100	1,156
5.350%, 11-12-29	200	197
BCPE Cycle Merger Sub II, Inc. 10.625%, 7-15-27(F)	990	1,002
Citigroup, Inc. 3.520%, 10-27-28	1,250	1,289
Compass Group Diversified Holdings LLC 8.000%, 5-1-26(F)	488	509
Cooperatieve Rabobank U.A. 3.125%, 4-26-21	1,000	1,015
CURO Group Holdings Corp. 8.250%, 9-1-25(F)	614	511
Ford Motor Credit Co. LLC 3.096%, 5-4-23	1,300	1,280
Goldman Sachs Group, Inc. (The) 3.814%, 4-23-29	2,300	2,395
Hadrian Merger Sub, Inc. 8.500%, 5-1-26(F)	894	845
HSBC USA, Inc. 2.750%, 8-7-20	1,000	1,005
Hub International Ltd. 7.000%, 5-1-26(F)	1,217	1,234

Industrial and Commercial Bank of China Ltd. 2.957%, 11-8-22	750	756
JPMorgan Chase & Co. 3.540%, 5-1-28	1,750	1,821
KeyBank N.A. 2.500%, 12-15-19	1,000	1,000
MetLife, Inc. 10.750%, 8-1-39	530	840
MSCI, Inc. 5.250%, 11-15-24(F)	67	69
National Australia Bank Ltd. 3.625%, 6-20-23(B)	1,500	1,567
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK) 10.625%, 12-1-19(F)(I)(K)	3,519	1,830
NFP Corp. 6.875%, 7-15-25(F)	2,296	2,272
Provident Funding Associates L.P. and PFG Finance Corp. 6.375%, 6-15-25(F)	656	617
Quicken Loans, Inc. 5.750%, 5-1-25(F)	1,170	1,205
Rabobank Nederland 2.500%, 1-19-21	750	752
Refinitiv U.S. Holdings, Inc.:
6.250%, 5-15-26(F)	494	508
8.250%, 11-15-26(F)	1,629	1,675
TerraForm Global Operating LLC (GTD by TerraForm Global LLC) 6.125%, 3-1-26(F)	1,150	1,156
TMX Finance LLC and TitleMax Finance Corp. 11.125%, 4-1-23(F)	733	693
Wells Fargo & Co. 4.300%, 7-22-27	1,175	1,269
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps) 6.180%, 3-29-49(G)	1,350	1,357

		33,704

Health Care – 3.3%
AMN Healthcare, Inc. 5.125%, 10-1-24(F)	436	445
Avantor, Inc. 9.000%, 10-1-25(F)	1,320	1,472
Bausch Health Cos., Inc.:
6.125%, 4-15-25(F)	419	428
5.750%, 8-15-27(F)	260	273
Bayer U.S. Finance II LLC 2.850%, 4-15-25(F)	1,000	942
DaVita HealthCare Partners, Inc. 5.125%, 7-15-24	100	100

Eagle Holding Co. II LLC (7.750% Cash or 7.750% PIK) 7.750%, 5-15-22(F)(I)	1,080	1,088
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21(F)	600	614
4.500%, 1-15-23(F)	2,500	2,599
Hologic, Inc.:
4.375%, 10-15-25(F)	201	204
4.625%, 2-1-28(F)	154	156
IQVIA, Inc. 5.000%, 5-15-27(F)	250	258
MPH Acquisition Holdings LLC 7.125%, 6-1-24(F)	482	452
Par Pharmaceutical, Inc. 7.500%, 4-1-27(F)	642	631
Polaris Intermediate Corp. 8.500%, 12-1-22(F)	236	208
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc. 9.750%, 12-1-26(F)	2,036	2,133
Surgery Center Holdings, Inc. 10.000%, 4-15-27(F)	1,074	1,071
Valeant Pharmaceuticals International, Inc.:
5.500%, 11-1-25(F)	240	250
9.000%, 12-15-25(F)	167	187
9.250%, 4-1-26(F)	488	546
8.500%, 1-31-27(F)	604	664
Verscend Holding Corp. 9.750%, 8-15-26(F)	1,816	1,888

		16,609

Industrials – 2.2%
Ahern Rentals, Inc. 7.375%, 5-15-23(F)	770	683
Apex Tool Group LLC and BC Mountain Finance, Inc. 9.000%, 2-15-23(F)	126	113
BAE Systems Holdings, Inc. 3.800%, 10-7-24(F)	1,100	1,151
JELD-WEN, Inc. 4.875%, 12-15-27(F)	132	128
KAR Auction Services, Inc. 5.125%, 6-1-25(F)	96	98
Lockheed Martin Corp. 2.500%, 11-23-20	1,695	1,701
Prime Security Services Borrower LLC and Prime Finance, Inc. 9.250%, 5-15-23(F)	1,050	1,103
Standard Industries, Inc. 4.750%, 1-15-28(F)	122	121
TransDigm UK Holdings plc 6.875%, 5-15-26	413	418

TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	1,150	1,161
6.500%, 7-15-24	1,372	1,389
6.500%, 5-15-25	215	217
6.250%, 3-15-26(F)	1,225	1,282
6.375%, 6-15-26	287	291
7.500%, 3-15-27(F)	474	495
United Rentals (North America), Inc. (GTD by United Rentals, Inc.) 5.875%, 9-15-26	151	161
Waste Pro USA, Inc. 5.500%, 2-15-26(F)	94	96
XPO Logistics, Inc. 6.750%, 8-15-24(F)	1,429	1,524

		12,132

Information Technology – 1.5%
Cardtronics, Inc. and Cardtronics USA, Inc. 5.500%, 5-1-25(F)	158	157
Italics Merger Sub, Inc. 7.125%, 7-15-23(F)	1,731	1,762
Itron, Inc. 5.000%, 1-15-26(F)	100	102
j2 Cloud Services LLC and j2 Global, Inc. 6.000%, 7-15-25(F)	270	283
NCR Escrow Corp. 6.375%, 12-15-23	965	995
Orbcomm, Inc. 8.000%, 4-1-24(B)(F)	867	893
Pioneer Holding Corp. 9.000%, 11-1-22(F)	713	733
Riverbed Technology, Inc. and Project Homestake Merger Corp. 8.875%, 3-1-23(B)(F)	1,247	832
SS&C Technologies Holdings, Inc. 5.500%, 9-30-27(F)	479	497
Vantiv LLC and Vantiv Issuer Corp. 4.375%, 11-15-25(F)	448	465

		6,719

Materials – 0.9%
American Greetings Corp. 8.750%, 4-15-25(F)	897	830
Glencore Funding LLC 4.125%, 3-12-24(F)	1,200	1,245
Greif, Inc. 6.500%, 3-1-27(F)	608	628
Hillman Group, Inc. (The) 6.375%, 7-15-22(F)	1,470	1,305
Kraton Polymers LLC and Kraton Polymers Capital Corp. 7.000%, 4-15-25(F)	210	213

Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24(F)	447	468
5.875%, 9-30-26(F)	137	139
Pinnacle Operating Corp. 9.000%, 5-15-23(F)	560	185
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A. 5.125%, 7-15-23(F)	67	68
Sasol Financing USA LLC (GTD by Sasol Ltd.) 6.500%, 9-27-28	200	225
Valvoline Finco Two LLC 5.500%, 7-15-24	150	155

		5,461

Real Estate – 0.5%
Aircastle Ltd. 4.400%, 9-25-23	1,100	1,142
Crown Castle International Corp. 3.700%, 6-15-26	1,500	1,557

		2,699

Utilities – 0.5%
Clearway Energy Operating LLC 5.750%, 10-15-25(F)	371	377
Great Plains Energy, Inc. 4.850%, 6-1-21	1,500	1,553
NRG Yield Operating LLC 5.000%, 9-15-26(B)	384	373
Pattern Energy Group, Inc., Convertible 4.000%, 7-15-20	190	192
Sempra Energy 2.850%, 11-15-20	500	503

		2,998

Total United States – 29.1%		$147,261

Venezuela
Financials – 0.3%
Corporacion Andina de Fomento 3.250%, 2-11-22	1,600	1,629

Total Venezuela – 0.3%		$1,629

TOTAL CORPORATE DEBT SECURITIES – 58.5%		$297,661

(Cost: $296,793)

MORTGAGE-BACKED SECURITIES
Cayman Islands – 0.2%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps) 8.597%, 10-15-27(F)(G)	1,000	972

Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps) 8.132%, 1-28-30(F)(G)	250	228

		1,200

United States – 1.0%
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps) 6.494%, 4-15-35(F)(G)	600	605
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class F (1-Month U.S. LIBOR plus 420 bps) 6.594%, 12-15-36(F)(G)	400	403
JPMorgan Chase Commercial Mortgage Securities Trust, Commerical Mortage Pass-Through Certificates, Series 2014-FRR1 4.286%, 11-27-49(F)	2,089	2,086
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps) 5.254%, 2-25-23(F)(G)	2,000	2,003

		5,097

TOTAL MORTGAGE-BACKED SECURITIES – 1.2%		$6,297

(Cost: $6,307)

OTHER GOVERNMENT SECURITIES(L)
Argentina – 0.8%
Republic of Argentina:
6.875%, 4-22-21	3,100	2,720
5.625%, 1-26-22	1,700	1,433

		4,153

Brazil – 0.9%
Federative Republic of Brazil 4.875%, 1-22-21	4,500	4,669

Columbia – 0.7%
Republic of Colombia:
4.375%, 7-12-21	1,300	1,344
2.625%, 3-15-23	1,100	1,094
4.500%, 3-15-29	800	874

		3,312

Indonesia – 1.9%
Republic of Indonesia:
3.750%, 4-25-22(F)	6,000	6,155
2.950%, 1-11-23	3,300	3,319

		9,474

Mexico – 0.6%
United Mexican States 3.625%, 3-15-22(B)	2,900		2,968

Panama – 0.2%
Republic of Panama 3.750%, 4-17-26	900		934

Peru – 0.2%
Union Andina de Cementos S.A. 5.875%, 10-30-21(F)	750		772

Poland – 1.2%
Republic of Poland 5.125%, 4-21-21(B)	6,000		6,307

Qatar – 0.8%
Qatar Government Bond 2.375%, 6-2-21(F)	4,000		3,995

Russia – 0.0%
Russia Government Bond 5.100%, 3-28-35(F)	200		217

Saudi Arabia – 0.5%
Saudi Arabia Government Bond:
2.375%, 10-26-21(F)	1,500		1,497
2.875%, 3-4-23(F)	1,000		1,011

			2,508

South Africa – 0.3%
Republic of South Africa 4.875%, 4-14-26	1,600		1,655

Turkey – 0.7%
Turkey Government Bond:
7.000%, 6-5-20	200		205
5.125%, 3-25-22	3,200		3,152
6.250%, 9-26-22	300		302

			3,659

Uruguay – 0.1%
Republica Orient Uruguay 4.500%, 8-14-24	600		640

Venezuela – 0.3%
Corporacion Andina de Fomento 4.375%, 6-15-22	1,500		1,578

TOTAL OTHER GOVERNMENT SECURITIES – 9.2%			$46,841

(Cost: $46,968)

LOANS(G)
Canada
Consumer Discretionary – 0.1%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps) 6.402%, 5-15-23	850		799

Industrials – 0.1%
Garda World Security Corp. (ICE LIBOR plus 400 bps):
6.020%, 5-26-24	188		187
8.000%, 5-26-24	—	*	—	*

			187

Information Technology – 0.0%
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps) 9.402%, 5-15-23I		95	94

Total Canada – 0.2%			$1,080

			1,080

Cayman Islands
Industrials – 0.1%
Agro Merchants Intermediate Holdings L.P. (ICE LIBOR plus 375 bps) 6.080%, 12-6-24I		246	244

Total Cayman Islands – 0.1%			$244

France
Health Care – 0.2%
HomeVi SAS (3-Month EURIBOR plus 325 bps) 3.000%, 10-30-24(H)	EUR	500	566
Laboratoire BIOLAM LCD (3-Month EURIBOR plus 350 bps) 4.000%, 6-14-24(H)		500	571

			1,137

Total France – 0.2%			$1,137

			1,137

Germany
Consumer Staples – 0.1%
Douglas Holding AG (3-Month EURIBOR plus 325 bps) 3.250%, 8-13-22(H)		313	293

Financials – 0.1%
Jade Germany GmbH (3-Month EURIBOR plus 475 bps) 5.750%, 5-31-23(H)		490	511

Health Care – 0.1%
Nidda Healthcare Holding GmbH (3-Month EURIBOR plus 400 bps) 4.000%, 8-21-24(H)		250	286

Total Germany – 0.3%			$1,090

			1,090

Ireland
Financials – 0.0%
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps) 6.651%, 11-21-24		$278	269

Total Ireland – 0.0%			$269

Isle Of Man
Consumer Discretionary – 0.1%
GVC Holdings plc (ICE LIBOR plus 250 bps) 4.652%, 3-16-24		247	246

Total Isle Of Man – 0.1%			$246

Jersey
Financials – 0.1%
Capri Acquisitions Bidco Ltd. 0.000%, 11-30-24(H)(M)	EUR	300	340

Total Jersey – 0.1%			$340

Luxembourg
Financials – 0.1%
Auris Luxembourg III S.a.r.l. (3-Month EURIBOR plus 400 bps) 4.000%, 2-21-26(H)		475	545

Materials – 0.1%
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps) 6.330%, 7-11-24		$1	1
SK Spice Holdings S.a.r.l. (3-Month ICE LIBOR plus 425 bps) 6.581%, 7-11-24		347	345

			346

Total Luxembourg – 0.2%			$891

			891

Netherlands
Financials – 0.2%
BCPE Max Dutch Bidco B.V. (3-Month EURIBOR plus 475 bps) 4.750%, 10-31-25(H)	EUR	213	239
Ziggo Secured Finance B.V. (3-Month EURIBOR plus 300 bps) 3.000%, 4-15-25(H)		250	283

			522

Total Netherlands – 0.2%			$522

			522

Saint Lucia
Communication Services – 0.0%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps) 5.780%, 5-27-24		$163	141

Total Saint Lucia – 0.0%			$141

Sweden
Health Care – 0.1%
Unilabs Diagnostics AB (3-Month EURIBOR plus 300 bps) 3.000%, 4-30-24(H)	EUR	250	279

Total Sweden – 0.1%			$279

United Kingdom
Health Care – 0.1%
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps) 6.024%, 4-4-25(H)	GBP	500	614

Total United Kingdom – 0.1%			$614

United States
Communication Services – 1.3%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps) 5.580%, 7-25-21		$401	365
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps) 8.830%, 7-25-22		488	383
CenturyLink, Inc. (ICE LIBOR plus 275 bps):
5.152%, 9-30-22		959	956
5.152%, 1-31-25		647	631
Charter Communications Operating LLC (ICE LIBOR plus 200 bps) 4.330%, 4-30-25		246	246
CSC Holdings LLC (ICE LIBOR plus 225 bps) 4.644%, 7-17-25		211	207
Level 3 Financing, Inc. (ICE LIBOR plus 225 bps) 4.652%, 2-22-24		220	218
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps) 5.894%, 1-7-22I		18	18
Nexstar Broadcasting, Inc. 0.000%, 6-20-26(M)		250	249
Recorded Books, Inc. (ICE LIBOR plus 450 bps) 6.830%, 8-31-25		219	220
Sprint Communications, Inc. (ICE LIBOR plus 250 bps) 4.938%, 2-3-24		420	414
Univision Communications, Inc. (ICE LIBOR plus 275 bps) 5.152%, 3-15-24		300	285
West Corp. 0.000%, 10-10-24(M)		248	231

West Corp. (3-Month ICE LIBOR plus 400 bps) 6.522%, 10-10-24	1,555	1,449

		5,872

Consumer Discretionary – 2.3%
Asurion LLC (ICE LIBOR plus 600 bps) 8.902%, 8-4-25	731	740
BARBRI, Inc. (ICE LIBOR plus 425 bps) 6.690%, 12-1-23	223	219
Belk, Inc. (ICE LIBOR plus 475 bps) 7.285%, 12-10-22	405	326
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps) 8.412%, 5-9-20	160	160
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps) 7.645%, 11-9-19	800	805
frontdoor, Inc. (ICE LIBOR plus 250 bps) 4.938%, 8-16-25	248	247
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps) 7.395%, 8-9-19	120	120
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps) 8.895%, 2-9-20	1,300	1,309
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps) 7.652%, 6-8-25	198	193
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps) 7.592%, 10-16-23	587	526
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps) 11.842%, 5-21-24	784	686
Neiman Marcus Group Ltd., Inc. (3-Month ICE LIBOR plus 325 bps) 8.421%, 10-25-20	399	341
Neiman Marcus Group Ltd., Inc. (ICE LIBOR plus 325 bps) 0.000%, 10-25-20(M)	33	28

NPC International, Inc. (ICE LIBOR plus 750 bps) 9.939%, 4-18-25	616	365
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps):
4.402%, 10-19-23	92	91
4.652%, 10-15-25	155	154
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps) 5.833%, 1-26-23	232	179
PetSmart, Inc. 0.000%, 3-11-22(M)	19	19
PetSmart, Inc. (3-Month ICE LIBOR plus 300 bps) 6.670%, 3-11-22	1,037	1,008
Rough Country LLC (ICE LIBOR plus 375 bps) 6.152%, 5-25-23I	236	231
SIWF Holdings, Inc. 0.000%, 6-15-25I(M)	74	73
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps) 6.654%, 6-15-25I	725	718
Staples, Inc. (ICE LIBOR plus 500 bps) 7.601%, 7-12-26	1,080	1,035
Talbots, Inc. (The) (ICE LIBOR plus 700 bps) 9.439%, 11-28-22I	957	924
Times Square JV LLC and CPTS Hotel Lessee LLC (1-Month U.S. LIBOR plus 600 bps) 8.412%, 5-9-20	550	549
Travel Leaders Group LLC (ICE LIBOR plus 400 bps) 6.383%, 1-25-24	348	348
TRLG Intermediate Holdings LLC 10.000%, 10-27-22I	147	138
United PF Holdings LLC 0.000%, 6-14-26(M)	66	66
United PF Holdings LLC (ICE LIBOR plus 450 bps) 6.901%, 6-10-26	480	479
Winter Park Intermediate, Inc. (ICE LIBOR plus 475 bps):
7.152%, 4-4-25	102	100
7.144%, 4-4-25	146	144

		12,321

Consumer Staples – 0.1%
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps) 6.135%, 10-22-25	269	268

Post Holdings, Inc. (ICE LIBOR plus 225 bps) 4.404%, 5-24-24	138	137
Prestige Brands, Inc. (ICE LIBOR plus 200 bps) 4.402%, 1-26-24	117	116

		521

Energy – 1.2%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps) 13.272%, 2-16-21	266	250
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps) 8.272%, 8-12-20	959	940
California Resources Corp. (ICE LIBOR plus 1,037.50 bps) 12.777%, 12-31-21	510	517
California Resources Corp. (ICE LIBOR plus 475 bps) 7.152%, 12-31-22	376	359
EG America LLC (ICE LIBOR plus 400 bps) 6.330%, 2-5-25	293	288
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps) 7.410%, 3-1-26	1,100	1,080
Foresight Energy LLC (ICE LIBOR plus 725 bps) 8.272%, 3-28-22	1,584	1,285
Lower Cadence Holdings LLC (ICE LIBOR plus 400 bps) 6.404%, 5-8-26	369	366
Westmoreland Coal Co. (ICE LIBOR plus 650 bps) 10.660%, 3-15-22I	185	185
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK) 15.000%, 3-15-29I(I)	440	357

		5,627

Financials – 1.3%
Alliant Holdings Intermediate LLC (ICE LIBOR plus 300 bps) 5.404%, 5-10-25	36	35
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps) 6.902%, 2-28-25	1,840	1,783
AqGen Ascensus, Inc. 0.000%, 12-3-22(M)	61	61

AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps) 6.200%, 12-3-22		494		494
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps) 9.144%, 7-20-26		780		782
Financial & Risk U.S. Holdings, Inc. (3-Month EURIBOR plus 400 bps) 4.000%, 10-1-25(H)	EUR	249		282
HarbourVest Partners LLC (ICE LIBOR plus 225 bps) 4.745%, 3-1-25		$228		225
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps) 5.830%, 4-3-25		643		642
Jane Street Group LLC (ICE LIBOR plus 300 bps) 5.402%, 8-25-22		978		971
MA FinanceCo. LLC (ICE LIBOR plus 275 bps) 4.902%, 6-21-24		37		36
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps) 10.902%, 2-28-26		545		534
NFP Corp. (ICE LIBOR plus 300 bps) 5.402%, 1-8-24		529		514

				6,359

Health Care – 2.1%
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps) 5.938%, 5-4-25		247		245
ATI Holdings Acquisition, Inc. (ICE LIBOR plus 350 bps) 5.904%, 5-10-23		—	*	—	*
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps) 6.813%, 10-20-23		146		138
BW NHHC Holdco, Inc. (ICE LIBOR plus 500 bps) 7.404%, 5-15-25		248		228
Concordia International Corp. (ICE LIBOR plus 550 bps) 7.911%, 9-6-24		223		213

Covenant Surgical Partners, Inc. (ICE LIBOR plus 475 bps) 7.080%, 10-4-24	246	245
Envision Healthcare Corp. (ICE LIBOR plus 375 bps) 6.152%, 10-10-25	249	219
Exactech, Inc. (ICE LIBOR plus 375 bps) 6.152%, 2-14-25	247	246
Gentiva Health Services, Inc. (3-Month ICE LIBOR plus 375 bps) 6.188%, 7-2-25	1,417	1,417
Gentiva Health Services, Inc. (ICE LIBOR plus 700 bps) 11.500%, 7-2-26	365	369
Hanger, Inc. (ICE LIBOR plus 350 bps) 5.902%, 3-6-25	247	247
Heartland Dental LLC 0.000%, 4-30-25(M)	17	16
Heartland Dental LLC (ICE LIBOR plus 375 bps) 6.152%, 4-30-25	770	729
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps) 12.160%, 10-1-25I	122	111
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
6.580%, 3-9-25I	166	165
6.851%, 3-17-25I	33	32
6.745%, 3-17-25I	10	10
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps) 7.333%, 8-28-22	246	234
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps) 6.904%, 11-16-25	1,155	1,147
Syneos Health, Inc. (ICE LIBOR plus 200 bps) 4.402%, 8-1-24	153	152
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps) 5.152%, 2-6-24	147	130
U.S. Renal Care, Inc. 0.000%, 6-14-26(M)	1,986	1,947
UIC Merger Sub, Inc. (ICE LIBOR plus 325 bps) 5.652%, 8-31-24	246	241

Verscend Holding Corp. (ICE LIBOR plus 450 bps) 6.902%, 8-27-25	1,737	1,736
WW Medical and Healthcare Holdings Corp. (ICE LIBOR plus 375 bps) 6.152%, 11-2-24	247	246

		10,463

Industrials – 1.8%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps) 7.910%, 6-8-25I	185	186
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps) 5.652%, 7-31-22	437	434
Diamond (BC) B.V. (ICE LIBOR plus 300 bps) 5.583%, 9-6-24	246	216
Dynacast International LLC (ICE LIBOR plus 850 bps) 10.830%, 1-30-23	683	669
MB Aerospace Holdings II Corp. (ICE LIBOR plus 350 bps) 5.902%, 1-22-25	246	239
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps) 7.402%, 5-10-25	1,618	1,590
Packers Holdings LLC (ICE LIBOR plus 325 bps) 5.318%, 12-4-24	258	254
PAE Holding Corp. (ICE LIBOR plus 550 bps) 7.902%, 10-20-22I	1,409	1,425
PAE Holding Corp. (ICE LIBOR plus 950 bps) 11.830%, 10-20-23	134	131
PT Holdings LLC (ICE LIBOR plus 400 bps) 6.330%, 12-7-24	450	434
Red Ventures LLC 0.000%, 11-8-24(M)	47	46
Red Ventures LLC (ICE LIBOR plus 400 bps) 5.402%, 11-8-24	248	247
SH 130 Concession Co. LLC (3-Month ICE LIBOR plus 287.5 bps) 5.277%, 6-5-20	600	604

SMI Acquisition, Inc. (ICE LIBOR plus 375 bps) 6.329%, 11-1-24I		246	219
Solera LLC and Solera Finance, Inc. (ICE LIBOR plus 475 bps) 5.152%, 3-3-23		476	472
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps) 7.566%, 9-8-23I		146	131
United Rentals (North America), Inc. (ICE LIBOR plus 175 bps) 4.152%, 10-31-25		248	248
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps) 10.189%, 8-25-25		702	687
William Morris Endeavor Entertainment LLC (ICE LIBOR plus 275 bps) 5.160%, 5-29-25		177	171
YRC Worldwide, Inc. (ICE LIBOR plus 850 bps) 10.902%, 7-26-22		516	507
Zebra Technologies Corp. (ICE LIBOR plus 175 bps) 4.181%, 10-27-21		147	147

			9,057

Information Technology – 0.9%
Applied Systems, Inc. (ICE LIBOR plus 700 bps) 9.330%, 9-19-25		384	387
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps) 9.670%, 5-1-25		414	358
DigiCert Holdings, Inc. (ICE LIBOR plus 475 bps) 6.402%, 10-31-24		268	267
First Data Corp. (ICE LIBOR plus 225 bps):
4.404%, 7-10-22		51	51
4.404%, 4-26-24		131	131
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps) 6.152%, 5-21-25I		601	592
Infor (U.S.), Inc. (3-Month EURIBOR plus 225 bps) 4.580%, 2-1-22(H)	EUR	250	284
Mitchell International, Inc. (ICE LIBOR plus 325 bps) 5.652%, 12-1-24		$87	82

Mitchell International, Inc. (ICE LIBOR plus 725 bps) 9.652%, 11-30-25		237	229
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps) 6.939%, 11-30-25		365	348
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps) 11.189%, 11-30-26		346	303
Navicure, Inc. (ICE LIBOR plus 375 bps) 6.152%, 11-1-24		246	244
Output Services Group, Inc. (ICE LIBOR plus 425 bps) 6.652%, 3-27-24I		247	221
Park Place Technologies LLC (ICE LIBOR plus 400 bps) 6.402%, 3-29-25		248	245
Peak 10 Holding Corp. (ICE LIBOR plus 350 bps) 5.830%, 8-1-24		246	225
Riverbed Technology, Inc. 0.000%, 4-24-22(M)		288	248
Riverbed Technology, Inc. (ICE LIBOR plus 325 bps) 5.660%, 4-24-22		72	62
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps) 4.902%, 6-21-24		247	242
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps) 6.901%, 7-13-20		201	192
VF Holding Corp. (ICE LIBOR plus 325 bps) 5.652%, 7-2-25		283	272
Wall Street Systems Holdings, Inc. (ICE LIBOR plus 425 bps) 7.402%, 11-21-24I		250	248

			5,231

Materials – 0.6%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps) 7.652%, 4-5-24		129	125
Berry Global, Inc. 0.000%, 5-17-26(M)	EUR	250	285
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps) 6.402%, 5-31-25		$833	800

ILPEA Parent, Inc. (ICE LIBOR plus 550 bps) 7.160%, 3-2-23I		382	379
Starfruit U.S. Holdco LLC (ICE LIBOR plus 325 bps) 5.669%, 10-1-25		250	246
Styrolution Group GmbH (ICE LIBOR plus 375 bps) 4.330%, 9-30-21		53	52
Univar, Inc. (3-Month EURIBOR plus 275 bps) 2.750%, 7-1-24	EUR	206	235
Versum Materials, Inc. (ICE LIBOR plus 250 bps) 4.330%, 9-29-23		$224	224

			2,346

Real Estate – 0.3%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps) 8.190%, 1-1-22		982	993
Terra Millennium Corp. (ICE LIBOR plus 625 bps) 9.188%, 10-31-22I		387	380

			1,373

Total United States – 11.9%			$59,170

TOTAL LOANS – 13.5%			$66,023

(Cost: $68,331)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index):
3.454%, 5-25-45(F)(G)		1,185	1,186
3.576%, 8-25-45(F)(G)		350	349
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates 2.500%, 6-15-39		723	731
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 4-25-40		675	678
3.000%, 2-25-44		169	174
Federal National Mortgage Association Fixed Rate Pass-Through Certificates 4.646%, 7-1-20		153	155

Government National Mortgage Association Fixed Rate Pass-Through Certificates 3.500%, 4-20-34	96	98

		3,371

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.7%		$3,371

(Cost: $3,413)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 5.9%
U.S. Treasury Bonds 2.250%, 11-15-25	2,250	2,303
U.S. Treasury Notes:
1.500%, 8-15-20	4,000	3,981
1.375%, 9-30-20	3,050	3,030
2.875%, 10-15-21	6,000	6,151
1.875%, 10-31-22	6,400	6,429
1.375%, 6-30-23	2,050	2,021
2.125%, 9-30-24	1,600	1,626
2.875%, 7-31-25	2,735	2,897
1.500%, 8-15-26	1,410	1,373

		29,811

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.9%		$29,811

(Cost: $29,076)

SHORT-TERM SECURITIES
Commercial Paper(N) – 4.2%
J.M. Smucker Co. (The) 2.501%, 7-1-19	3,213	3,212
McCormick & Co., Inc. 2.502%, 7-3-19	5,000	4,998
Mondelez International, Inc.:
2.574%, 7-9-19	4,000	3,997
2.860%, 7-15-19	6,000	5,993
UnitedHealth Group, Inc. 2.481%, 7-3-19	3,000	2,999

		21,199

Master Note – 2.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.620%, 7-5-19(O)	11,260	11,260

	Shares
Money Market Funds – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares 2.360%, (P)(Q)	4,509	4,509

TOTAL SHORT-TERM SECURITIES – 7.3%		$36,968

(Cost: $36,973)

TOTAL INVESTMENT SECURITIES – 99.8%		$504,151

(Cost: $504,980)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		958

NET ASSETS – 100.0%		$505,109

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $5,037 are on loan.
(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Restricted securities. At June 30, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Pinnacle Agriculture Enterprises LLC	3-10-17	389	$177	$31
Targa Resources Corp., 9.500%	10-24-17	1	1,624	1,576

			$1,801	$1,607

The total value of these securities represented 0.3% of net assets at June 30, 2019.

(E)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $240,445 or 47.6% of net assets.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro and GBP – British Pound).
(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2019.
(K)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(N)	Rate shown is the yield to maturity at June 30, 2019.
(O)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(P)	Rate shown is the annualized 7-day yield at June 30, 2019.
(Q)	Investment made with cash collateral received from securities on loan.

The following over the counter credit default swaps – buy protection(1) were outstanding at June 30, 2019:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
K Hovnanian Enterprises, Inc.	Barclays Bank plc	(5.000%)	12-20-22	28	$8	$12	$(4)
K Hovnanian Enterprises, Inc.	Barclays Bank plc	(5.000%)	12-20-19	17	1	1	— *
K Hovnanian Enterprises, Inc.	Barclays Bank plc	(5.000%)	6-20-24	70	28	29	(1)
K Hovnanian Enterprises, Inc.	Barclays Bank plc	(5.000%)	12-20-22	142	43	51	(8)

					$80	$93	$(13)

The following over the counter credit default swaps – sold protection(3) were outstanding at June 30, 2019:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
K Hovnanian Enterprises, Inc.	Barclays Bank plc	5.000%	12-20-20	23.574%	5	$(1)	$(1)	$—	*
K Hovnanian Enterprises, Inc.	Barclays Bank plc	5.000%	12-20-20	23.574	28	(4)	(4)	—	*
K Hovnanian Enterprises, Inc.	Barclays Bank plc	5.000%	12-20-20	23.574	16	(3)	(2)	(1)
K Hovnanian Enterprises, Inc.	Goldman Sachs International	5.000%	12-20-19	24.120	12	(1)	(1)	—	*
K Hovnanian Enterprises, Inc.	Goldman Sachs International	5.000%	12-20-19	24.120	5	— *	— *	—	*

						$(9)	$(8)	$(1)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at June 30, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	2,050	U.S. Dollar	2,621	9-30-19	JPMorgan Securities LLC	$8	$—
Euro	400	U.S. Dollar	459	9-30-19	JPMorgan Securities LLC	1	—
Euro	5,556	U.S. Dollar	7,198	9-30-21	JPMorgan Securities LLC	527	—
Euro	334	U.S. Dollar	378	7-5-19	Morgan Stanley International	—	2

						$536	$2

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$56	$38		$—
Consumer Discretionary	1,228	—		—
Energy	67	—		105
Health Care	117	—		—

Total Common Stocks	$1,468	$38		$105
Investment Funds	3,360	—		—
Preferred Stocks	—	1,576		31
Warrants	—	—	*	—
Asset-Backed Securities	—	10,601		—
Corporate Debt Securities	—	297,661		—
Mortgage-Backed Securities	—	6,297		—
Other Government Securities	—	46,841		—
Loans	—	58,942		7,081
United States Government Agency Obligations	—	3,371		—
United States Government Obligations	—	29,811		—
Short-Term Securities	4,509	32,459		—

Total	$9,337	$487,597		$7,217

Over the Counter Credit Default Swaps	$28	$52		$—
Forward Foreign Currency Contracts	$—	$536		$—

Liabilities
Over the Counter Credit Default Swaps	$—	$9		$—
Forward Foreign Currency Contracts	$—	$2		$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks		Preferred Stocks	Loans
Beginning Balance 10-1-18	$68		$217	$12,113
Net realized gain (loss)	—		—	74
Net change in unrealized appreciation (depreciation)	37		(186)	(829)
Purchases	—	*	—	2,879
Sales	—		—	(4,602)
Amortization/Accretion of premium/discount	—		—	(16)
Transfers into Level 3 during the period	—		—	2,924
Transfers out of Level 3 during the period	—		—	(5,462)

Ending Balance 6-30-19	$105		$31	$7,081

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-19	$37		$(186)	$(719)

Information about Level 3 fair value measurements:

	Fair Value at 6-30-19		Valuation Technique(s)	Unobservable Input(s)	Input Value
Assets
Common Stocks	$—	*	Net asset approach	Adjusted book value multiple	0x
	105		Third-party valuation service	Broker quote	N/A

Preferred Stocks	31		Market comparable approach	Adjusted EBITDA multiple	9.69x
				Illiquidity discount	10%
			Option pricing model	Volatility	9.88%

Loans	7,081		Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input as of the reporting date would result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$504,980

Gross unrealized appreciation	10,437
Gross unrealized depreciation	(11,266)

Net unrealized depreciation	$(829)